COMMITMENTS (Tables)	12 Months Ended
Dec. 31, 2018
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Summary of Continuity of the Flow-through Share Premium Liability

A continuity of the flow-through share premium liability is as follows:

	Year ended	Year ended
	December 31, 2018	December 31, 2017
Balance, beginning of the period	$109,251	$179,212
Liability incurred on flow-through shares issued	784,892	130,000
Settlement of flow-through share premium liability on expenditures made	(343,751)	(199,961)

Balance, end of the period	$550,392	$109,251

Summary of Total Office Lease Commitments

The Company and its subsidiary, IsoEnergy, have total office lease commitments at their Vancouver and Saskatoon offices as follows:

2019	$1,033,557
2020	$955,935
2021	$756,469
2022	$772,552
2023	$697,626
2024	$659,397
2025	$659,397